Significant accounting policies (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Deferred revenues resulting from transaction and service fees	$ 20,839		$ 20,090
Potentially dilutive options to purchase ordinary shares	2,528,485	3,813,893